Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares or Principal Amount			Value
		MUNICIPAL BONDS—57.2%
		Alabama—0.3%
$5,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 1.980% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$5,004,446
		Arizona—0.9%
2,000,000		Arizona Board of Regents (University of Arizona), System Revenue and Refunding Bonds (Series 2021A), 5.000%, 6/1/2040	2,304,651
1,225,000		Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,288,712
1,500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,405,049
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,422,983
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	673,452
3,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	3,016,401
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,060,418
		TOTAL	14,171,666
		California—5.1%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,081,476
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	8,132,680
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	244,712
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	241,631
500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	512,577
1,500,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,532,171
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,163,629
935,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	1,004,665
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	69,843
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,890,378
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,076,383
1,785,000		California State, UT GO Various Purpose Bonds, 4.000%, 4/1/2049	1,847,291
1,125,000	[2]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,096,098
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,042,646
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, (United States Treasury PRF 9/1/2023@100), 5.000%, 9/1/2032	518,607
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	3,179,558
3,025,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), (United States Treasury PRF 6/1/2025@100), 5.000%, 6/1/2040	3,302,828
2,055,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2052	2,366,535
1,635,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,847,586
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	5,907,829
400,000		Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Second Lien Refunding Bonds (Series 2021C), 4.000%, 6/1/2047	388,694

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$385,000	Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Senior Lien Refunding Bonds (Series 2021B-1), 4.000%, 6/1/2046	$382,586
15,000,000	San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 5.000%, 7/1/2056	16,363,874
3,570,000	San Diego, CA Public Facilities Authority (San Diego, CA Wastewater System), Subordinated Sewer Revenue Bonds (Series 2022A), 5.000%, 5/15/2052	4,100,242
2,420,000	San Francisco, CA Bay Area Rapid Transit District, Sales Tax Revenue Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,816,256
6,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2022B), 4.000%, 5/1/2052	6,005,428
735,000	Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2049	801,857
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,709,711
	TOTAL	77,627,771
	Colorado—1.8%
1,000,000	Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	999,210
1,000,000	Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	996,148
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,556,878
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	250,688
1,750,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,765,011
3,750,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	3,858,832
5,170,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,456,116
2,815,000	Colorado State Health Facilities Authority Revenue (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,854,332
2,475,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,539,154
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,709,990
5,000,000	University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,144,275
	TOTAL	27,130,634
	Connecticut—0.9%
3,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,416,042
3,380,000	Connecticut State, UT GO Bonds (Series 2020A), 4.000%, 1/15/2038	3,486,518
900,000	Connecticut State, UT GO Bonds (Series 2020C), 4.000%, 6/1/2036	931,415
5,900,000	Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2035	6,226,928
	TOTAL	14,060,903
	Delaware—0.1%
2,000,000	Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,107,801
	District of Columbia—1.7%
7,500,000	District of Columbia (District of Columbia Income Tax Revenue), Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2036	9,023,135
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,156,711
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,471,871
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	988,772
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	501,489
525,000	District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	545,513
3,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2022C-1), 4.000%, 10/1/2051	3,024,479
2,750,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2029	3,238,765
3,540,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	3,951,238

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$2,300,000		District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2046	$2,376,894
		TOTAL	26,278,867
		Florida—2.6%
3,000,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2047	3,282,704
4,465,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 4.000%, 1/1/2051	4,498,003
5,000,000		Broward County, FL (Broward County, FL Tourist Development Tax Special Revenue), Convention Center Expansion Project Revenue Bonds (Series 2021), 4.000%, 9/1/2047	5,017,414
4,300,000	[2,3,4]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	2,752,000
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	1,053,334
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2030	1,466,959
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), (United States Treasury PRF 10/1/2023@100), 5.750%, 10/1/2032	1,676,524
6,685,000		Miami-Dade County, FL (Miami-Dade County, FL Transit System), Transit System Sales Surtax Revenue Bonds (Series 2020A), 4.000%, 7/1/2050	6,689,629
620,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	622,370
5,000,000		Miami-Dade County, FL School District, UT GO School Bonds (Series 2022A), (Build America Mutual Assurance INS), 5.000%, 3/15/2038	5,842,896
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2021), 4.000%, 10/1/2051	4,012,245
2,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	2,792,079
750,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	596,522
		TOTAL	40,302,679
		Georgia—1.7%
4,000,000		Atlanta, GA (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022A), 5.000%, 7/1/2047	4,508,197
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,367,502
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	2,833,139
4,000,000		Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,130,378
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,566,862
665,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	599,219
4,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,255,788
		TOTAL	25,261,085
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.250%, 10/1/2039	1,677,276
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	1,586,834
		TOTAL	3,264,110
		Illinois—5.8%
1,000,000		Chicago, IL (Chicago, IL Sales Tax), Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,074,203
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2038	1,057,083
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2039	1,054,601
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	651,448
2,500,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021A) Green Bonds, 4.000%, 12/1/2046	2,532,624
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,052,103
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,059,241

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	$323,484
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,195,503
5,000,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2022A), 5.000%, 12/1/2057	5,476,407
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,529,302
414,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	414,058
2,855,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,303,428
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,582,589
5,000,000	Illinois Finance Authority (Northshore-Edward-Elmhurst Health Credit Group), Revenue Bonds (Series 2022A), 5.000%, 8/15/2047	5,543,471
6,625,000	Illinois Finance Authority (University of Chicago), Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	6,664,764
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,056,430
2,335,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 4.000%, 1/1/2046	2,341,852
4,320,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,726,770
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,517,927
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	3,142,841
3,500,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	3,685,238
1,500,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,437,480
4,000,000	Illinois State, UT GO Bonds (Series 2021B), 4.000%, 12/1/2038	3,893,654
6,920,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	7,094,838
4,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,360,728
540,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	517,950
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), (United States Treasury PRF 8/28/2022@100), 5.000%, 8/1/2024	2,610,000
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,498,176
2,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Refunding Bonds (Series 2022A), 4.000%, 12/15/2047	1,902,854
3,750,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,027,766
	TOTAL	88,328,813
	Indiana—0.7%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	2,840,613
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,364,219
765,000	Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	810,330
1,415,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), (United States Treasury PRF 10/1/2022@100), 5.000%, 10/1/2029	1,423,303
4,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,189,101
	TOTAL	10,627,566
	Iowa—0.3%
553,330	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	594,707
3,570,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	3,740,028
	TOTAL	4,334,735
	Kansas—0.3%
5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,190,168
	Kentucky—0.6%
2,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,810,763

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$1,925,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Refunding Bonds (Series 2021B), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2053	$1,970,265
5,565,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 2.728% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,227,234
		TOTAL	9,008,262
		Louisiana—0.1%
1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	1,527,379
		Maryland—1.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,820,845
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	297,846
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	598,854
5,000,000		Maryland State, UT GO State and Local Facilities Loan (First Series 2022A), 5.000%, 6/1/2032	6,211,121
10,000,000		Montgomery County, MD, UT GO Consolidated Public Improvement Bonds (2016A), 4.000%, 12/1/2030	10,389,187
600,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	619,748
		TOTAL	24,937,601
		Massachusetts—1.6%
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,337,182
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,831,676
1,725,000		Massachusetts Development Finance Agency (Wellforce Obligated Group), Revenue Bonds (Series 2020C), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2045	1,719,263
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,346,751
5,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	5,740,985
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,081,553
		TOTAL	24,057,410
		Michigan—1.0%
970,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,046,371
1,250,000		Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,416,067
1,875,000	[1]	Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 2.080% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	1,874,989
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,661,458
1,150,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,200,515
4,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,094,654
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,723,212
		TOTAL	15,017,266
		Minnesota—1.0%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,029,641
5,000,000	[1]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 2.528% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	4,790,761
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	8,781,433
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	628,172
		TOTAL	15,230,007
		Missouri—0.5%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,328,433

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	$2,593,376
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,354,459
		TOTAL	7,276,268
		Nebraska—0.5%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2032	3,007,976
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,007,976
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,232,814
		TOTAL	8,248,766
		Nevada—0.7%
10,105,000		Las Vegas Valley, NV Water District, LT GO Water Refunding Bonds Additionally Secured by SNWA Pledged Revenues (Series 2022C), 4.000%, 6/1/2041	10,391,035
		New Hampshire—0.0%
1,000,000	[2,3,4]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	400,000
		New Jersey—2.2%
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	76,777
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,299,522
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,075,184
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	2,673,916
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,079,807
5,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	5,568,095
750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022BB), 4.000%, 6/15/2046	744,268
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,179,983
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2031	828,256
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,245,510
1,500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,366,584
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	5,263,281
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,586,973
5,485,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,592,935
		TOTAL	33,581,091
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,302,126
		New York—5.5%
5,000,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Bonds (Series 2022A), 5.000%, 11/15/2044	5,687,819
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,343,746
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,031,090
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,574,935

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	$1,481,093
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	2,201,867
2,375,000		New York City, NY Educational Construction Fund, Revenue Bonds (Series 2021B), 5.000%, 4/1/2037	2,709,856
1,600,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2021B-1), 4.000%, 8/1/2048	1,613,715
5,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022C-1), 4.000%, 2/1/2051	5,029,463
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	2,215,517
300,000		New York City, NY, GO Bonds (Series 2021 F-1), 4.000%, 3/1/2047	300,644
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	8,749,391
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,515,621
7,280,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	7,451,604
5,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2043	5,080,538
4,500,000		New York State Dormitory Authority (New York State Section 99-b Intercept Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	5,187,130
1,500,000		New York State Power Authority (New York State Power Authority Transmission Project), Green Transmission Project Revenue Bonds (Series 2022A), (Assured Guaranty Municipal Corp. INS), 4.000%, 11/15/2052	1,524,663
5,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2055	4,974,458
5,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	5,017,081
5,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	5,670,557
5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	5,741,257
3,000,000		TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,428,726
1,730,000		Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax Senior Lien Bonds (Series 2021C-3), 4.000%, 5/15/2051	1,725,493
		TOTAL	84,256,264
		North Carolina—1.1%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,359,207
5,000,000		Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	5,037,335
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,616,260
4,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	4,225,476
4,545,000		University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 2.178% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	4,514,571
		TOTAL	16,752,849
		Ohio—2.5%
2,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	2,007,766
4,000,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	4,001,208
3,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	2,995,484
3,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,056,181
3,900,000		Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	3,875,244
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,000,267
2,060,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,073,557

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	$1,601,333
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,184,875
3,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,139,047
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/15/2023@100), 5.000%, 2/15/2048	3,562,734
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,223,103
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	5,517,094
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	1,567,745
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,044,060
		TOTAL	37,849,698
		Oklahoma—0.1%
1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,313,201
		Oregon—0.4%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	5,584,657
		Pennsylvania—2.1%
2,870,000	[1]	Allegheny County, PA Hospital Development Authority (UPMC Health System), Revenue Bonds (Series 2017D-2) FRNs, 2.030% (SIFMA 7-day +0.700%), Mandatory Tender 5/15/2027	2,839,149
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,097,090
550,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	592,844
130,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	140,127
675,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	695,222
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,100,781
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	5,407,563
4,150,000		Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	4,086,257
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,444,547
1,000,000		Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Refunding Bonds (Series 2022B), 4.000%, 5/1/2041	1,014,963
3,030,000		Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,906,740
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,176,891
2,250,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,396,672
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	1,105,044
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,099,747
415,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	423,137
		TOTAL	32,526,774
		Puerto Rico—1.1%
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,451,158

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$12,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	$12,104,054
3,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	3,330,746
		TOTAL	16,885,958
		Rhode Island—0.7%
5,000,000		Rhode Island State Health and Educational Building Corp. (Brown University), Higher Education Facilities Revenue Bonds (Series 2022A), 5.000%, 9/1/2033	6,132,917
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,600,907
		TOTAL	10,733,824
		South Carolina—0.5%
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,624,929
1,500,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2042	1,491,586
		TOTAL	8,116,515
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury COL), 5.000%, 6/1/2023	1,027,592
		Tennessee—1.4%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,088,393
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,756,890
6,000,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	6,459,005
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,313,898
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2029	2,017,570
		TOTAL	21,635,756
		Texas—4.3%
1,750,000		Austin, TX (Austin, TX Water and Wastewater System), Water and Wastewater System Revenue Refunding Bonds (Series 2021), 4.000%, 11/15/2051	1,767,674
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 4.000%, 1/1/2051	1,955,035
3,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2021D), 4.000%, 1/1/2044	3,000,242
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	1,114,061
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	500,518
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,107,999
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,192,665
1,665,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 5.000%, 12/1/2047	1,861,417
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), (United States Treasury PRF 10/1/2023@100), 5.000%, 10/1/2031	1,039,807
2,915,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2021B), 4.000%, 11/1/2045	2,941,007
1,200,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,212,823
764,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2021C), 4.000%, 9/1/2044	684,084
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	5,213,395
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,913,969
2,750,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 2.180% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,749,986
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,117,555

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$990,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	$1,024,310
660,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	682,527
315,000	Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	325,752
1,500,000	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	854,741
325,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	354,655
900,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2046	982,122
650,000	New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	614,204
915,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	956,589
3,000,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,115,336
335,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	341,836
835,000	Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	935,698
3,000,000	San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,255,998
750,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	829,288
3,570,000	San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	4,095,127
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Hospital Revenue Bonds (Series 2022), 4.000%, 10/1/2042	1,012,743
1,990,000	Tarrant County, TX, Limited Tax Bonds (Series 2022), 5.000%, 7/15/2033	2,384,776
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,240,349
720,000	Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	747,558
5,000,000	Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,234,793
	TOTAL	65,360,639
	Utah—0.5%
5,000,000	Salt Lake City, UT (Salt Lake City, UT Public Utilities), Revenue Bonds (Series 2022), 5.000%, 2/1/2052	5,777,233
1,755,000	Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022B), 5.000%, 8/1/2037	2,105,077
	TOTAL	7,882,310
	Virgin Islands—0.1%
1,960,000	Matching Fund Special Purpose Securitization Corporation, VI, Matching Fund Securitization Bonds (Series 2022A), 5.000%, 10/1/2039	2,071,947
	Virginia—1.6%
1,805,000	Fairfax County, VA Water Authority, Water Revenue Bonds (Series 2021), 4.000%, 4/1/2050	1,857,852
6,285,000	Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2041	6,643,822
7,385,000	Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	8,468,228
5,000,000	Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	5,605,173
2,500,000	Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	2,496,170
	TOTAL	25,071,245
	Washington—2.0%
2,000,000	Central Puget Sound, WA Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Improvement and Refunding Bonds (Series 2021S-1), 5.000%, 11/1/2031	2,452,349
3,000,000	Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2039	3,457,229
3,465,000	Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	3,744,177

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	$1,436,891
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,513,524
2,000,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,074,465
2,510,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	2,127,425
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,873,281
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,047,254
4,000,000		Washington State, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/1/2043	4,657,071
		TOTAL	31,383,666
		Wisconsin—0.8%
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,577,557
4,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	4,193,243
5,185,000	[1]	Wisconsin State, UT GO Bonds (Series 2022A) FRNs, 1.750% (SIFMA 7-day +0.420%), 5/1/2025	5,180,600
		TOTAL	11,951,400
		Wyoming—0.0%
200,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2037	203,258
225,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2038	228,281
		TOTAL	431,539
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $889,298,114)	876,504,289
		COMMON STOCKS—38.5%
		Communication Services—3.3%
178,720	[3]	Alphabet, Inc., Class A	20,788,710
322,839		AT&T, Inc.	6,062,917
160,975		Comcast Corp., Class A	6,039,782
42,092	[3]	Meta Platforms, Inc.	6,696,837
7,211	[3]	Netflix, Inc.	1,621,754
129,161		Verizon Communications, Inc.	5,965,947
35,081	[3]	Walt Disney Co.	3,722,094
		TOTAL	50,898,041
		Consumer Discretionary—2.7%
107,880	[3]	Amazon.com, Inc.	14,558,406
44,759	[3]	Aptiv PLC	4,694,772
234,362	[3]	General Motors Co.	8,497,966
37,202		McDonald's Corp.	9,797,891
16,629		Target Corp.	2,716,846
26,327		TJX Cos., Inc.	1,610,159
		TOTAL	41,876,040
		Consumer Staples—2.9%
127,268		Altria Group, Inc.	5,581,975
9,748		Constellation Brands, Inc., Class A	2,401,030
7,031		Costco Wholesale Corp.	3,805,880
6,237		Estee Lauder Cos., Inc., Class A	1,703,325
66,040		Kraft Heinz Co./The	2,432,253
69,289		Procter & Gamble Co.	9,624,935

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
130,253		The Coca-Cola Co.	$8,358,335
81,044		WalMart, Inc.	10,701,860
		TOTAL	44,609,593
		Energy—2.8%
67,160		Chevron Corp.	10,999,465
71,375		ConocoPhillips	6,954,066
155,364		Exxon Mobil Corp.	15,059,432
15,149		Pioneer Natural Resources, Inc.	3,589,556
71,674		Schlumberger Ltd.	2,654,088
34,841		Valero Energy Corp.	3,859,338
		TOTAL	43,115,945
		Financials—5.5%
32,197		Allstate Corp.	3,766,083
84,579		American International Group, Inc.	4,378,655
399,936		Bank of America Corp.	13,521,836
32,744		Chubb Ltd.	6,176,828
165,050		Citizens Financial Group, Inc.	6,266,949
84,729		Fifth Third Bancorp	2,890,954
12,675		Goldman Sachs Group, Inc.	4,225,718
93,529		JPMorgan Chase & Co.	10,789,505
35,376		LPL Financial Holdings, Inc.	7,426,130
75,220		Raymond James Financial, Inc.	7,406,913
99,913		The Hartford Financial Services Group, Inc.	6,441,391
240,723		Wells Fargo & Co.	10,560,518
		TOTAL	83,851,480
		Health Care—7.7%
29,654		Abbott Laboratories	3,227,541
203,299	[3]	Avantor, Inc.	5,899,737
6,545		Becton Dickinson & Co.	1,599,009
34,485		Danaher Corp.	10,051,343
24,068		Eli Lilly & Co.	7,934,979
69,881		Gilead Sciences, Inc.	4,175,390
93,546	[3]	Horizon Therapeutics PLC	7,761,512
104,592		Johnson & Johnson	18,253,396
20,599		McKesson Corp.	7,036,206
16,972		Medtronic PLC	1,570,249
119,372		Merck & Co., Inc.	10,664,695
224,714		Pfizer, Inc.	11,350,304
63,955	[3]	Tenet Healthcare Corp.	4,228,705
11,687		Thermo Fisher Scientific, Inc.	6,993,618
23,066		UnitedHealth Group, Inc.	12,509,614
38,798		Zimmer Biomet Holdings, Inc.	4,282,911
		TOTAL	117,539,209
		Industrials—3.6%
20,582	[3]	Boeing Co.	3,278,918
15,055		Eaton Corp. PLC	2,234,012
23,777		General Electric Co.	1,757,358
53,629		Honeywell International, Inc.	10,321,437
70,787		Jacobs Engineering Group, Inc.	9,719,055

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
28,749		L3Harris Technologies Inc.	$6,898,898
51,975		TransUnion	4,117,979
19,243		Union Pacific Corp.	4,373,934
23,002	[3]	United Rentals, Inc.	7,422,055
32,534		Waste Management, Inc.	5,353,795
		TOTAL	55,477,441
		Information Technology—5.7%
33,827		Analog Devices, Inc.	5,816,891
125,834		Apple, Inc.	20,449,283
9,805		Broadcom, Inc.	5,250,382
61,020		Cisco Systems, Inc.	2,768,477
55,270		Fidelity National Information Services, Inc.	5,646,383
85,241		Microchip Technology, Inc.	5,869,695
22,483		Micron Technology, Inc.	1,390,798
78,944		Microsoft Corp.	22,162,739
21,117		Motorola Solutions, Inc.	5,038,305
11,642		NVIDIA Corp.	2,114,537
18,923	[3]	PayPal Holdings, Inc.	1,637,407
27,342	[3]	Salesforce, Inc.	5,031,475
19,693		Visa, Inc., Class A	4,177,082
		TOTAL	87,353,454
		Materials—1.0%
53,745		Crown Holdings, Inc.	5,464,791
66,453		Freeport-McMoRan, Inc.	2,096,592
13,120		Linde PLC	3,962,240
14,500		LyondellBasell Industries N.V.	1,292,240
89,824	[3]	MP Materials Corp.	3,015,392
		TOTAL	15,831,255
		Utilities—3.3%
71,374		American Electric Power Co., Inc.	7,034,621
28,750		American Water Works Co., Inc.	4,468,900
389,992		CenterPoint Energy, Inc.	12,358,847
74,700		Dominion Energy, Inc.	6,123,906
154,834		NextEra Energy, Inc.	13,081,925
93,837		Southern Co.	7,215,127
		TOTAL	50,283,326
		TOTAL COMMON STOCKS (IDENTIFIED COST $469,196,957)	590,835,784
	[1]	SHORT-TERM MUNICIPALS—4.8%
		Alabama—1.5%
$9,800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.950%, 8/1/2022	9,800,000
3,560,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.950%, 8/1/2022	3,560,000
900,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.950%, 8/1/2022	900,000
500,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.950%, 8/1/2022	500,000
5,100,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 1.850%, 8/1/2022	5,100,000
3,200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 1.900%, 8/1/2022	3,200,000
		TOTAL	23,060,000
		Florida—0.7%
2,500,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 1.850%, 8/1/2022	2,500,000
1,000,000		Putnam County, FL Development Authority (Florida Power & Light Co.), (PCR: Series 1994) Daily VRDNs, 1.900%, 8/1/2022	1,000,000

Shares or Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$7,260,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.970%, 8/1/2022	$7,260,000
		TOTAL	10,760,000
		Michigan—0.4%
5,570,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.900%, 8/1/2022	5,570,000
100,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.840%, 8/1/2022	100,000
		TOTAL	5,670,000
		New York—0.4%
1,700,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.890%, 8/1/2022	1,700,000
500,000		New York City, NY Municipal Water Finance Authority, (Series 2015 BB-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.820%, 8/1/2022	500,000
4,000,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.820%, 8/1/2022	4,000,000
		TOTAL	6,200,000
		Ohio—0.9%
4,220,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.860%, 8/1/2022	4,220,000
1,100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.350%, 8/4/2022	1,100,000
2,230,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 1.810%, 8/1/2022	2,230,000
6,170,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 1.900%, 8/1/2022	6,170,000
		TOTAL	13,720,000
		Pennsylvania—0.6%
9,595,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.920%, 8/1/2022	9,595,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.950%, 8/1/2022	200,000
		TOTAL	9,795,000
		Texas—0.3%
5,300,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 1.890%, 8/1/2022	5,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $74,505,000)	74,505,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,433,000,071)	1,541,845,073
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(8,398,551)
		TOTAL NET ASSETS—100%	$1,533,446,522
The average notional value of short futures contracts held by the Fund throughout the period was $562,953. This is based on amounts held as of each month end throughout the nine-month period.
At July 31, 2022, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
CALL OPTIONS:
(3)J.P. MORGAN SECURITIES LLC	Boeing Co./The	205	$3,265,855	8/19/2022	$170	$(44,177)
(3)J.P. MORGAN SECURITIES LLC	General Electric Co.	237	$121,344	8/19/2022	$70	$(114,945)
(3)J.P. MORGAN SECURITIES LLC	Netflix, Inc.	72	$114,336	8/19/2022	$215	$(111,780)
(3)J.P. MORGAN SECURITIES LLC	PayPal Holdings, Inc.	189	$101,493	8/19/2022	$87.5	$(100,643)
(3)J.P. MORGAN SECURITIES LLC	United Rentals, Inc.	230	$862,500	8/19/2022	$290	$(824,550)
TOTAL WRITTEN OPTION CONTRACTS						$(1,196,095)

Value of Written Options is included in “Other Assets and Liabilities—Net.”
The average market value of purchased put and call options held by the Fund throughout the period was $3,413 and $143,481, respectively. The average market value of written put and call options held by the Fund throughout the period was $400 and $185,677, respectively. This is based on amounts held as of each month end throughout the nine-month period.
At July 31, 2022, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2022, these restricted securities amounted to $20,175,738, which represented 1.3% of total net assets.
Additional information on restricted securities held at July 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$262,524	$244,712
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$261,014	$241,631
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$502,035	$512,577
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014	$1,503,376	$1,532,171
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,153,418	$1,163,629
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,126,169	$1,096,098
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,448,889	$2,752,000
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,076,771	$3,328,433
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$685,942	$673,452
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,045,285	$400,000
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,515,621
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,505,874	$1,513,524
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,442	$2,074,465
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$2,772,839	$2,127,425
3
Non-income-producing security.
4
Security in default.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$560,489,843	$—	$—	$560,489,843
International	30,345,941	—	—	30,345,941
Debt Securities:
Municipal Bonds	—	876,504,289	—	876,504,289
Short-Term Municipals	—	74,505,000	—	74,505,000
TOTAL SECURITIES	590,835,784	951,009,289		1,541,845,073
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	—	(1,196,095)	—	(1,196,095)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(1,196,095)	$—	$(1,196,095)
1
Other financial instruments are written call options.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes